Changes in Carrying Amounts Of Goodwill by Operating Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012		Dec. 31, 2011
Goodwill [Line Items]
Beginning Balance		$ 1,309,358		$ 1,269,447
Goodwill acquired during the year		31,644		14,563
Contingent consideration		18,636	[1]	27,337	[1]
Goodwill impairment	(110,387)	(110,387)
Foreign currency translation adjustment and other		10,784		(1,989)
Ending Balance	1,260,035	1,260,035		1,309,358
Corporate Finance / Restructuring
Goodwill [Line Items]
Beginning Balance		436,043		434,439
Goodwill acquired during the year		31,644		2,054
Contingent consideration		905	[1]
Foreign currency translation adjustment and other		458		(450)
Ending Balance	469,050	469,050		436,043
Forensic and Litigation Consulting
Goodwill [Line Items]
Beginning Balance		198,047		197,234
Goodwill acquired during the year				760
Contingent consideration		23	[1]	499	[1]
Foreign currency translation adjustment and other		887		(446)
Ending Balance	198,957	198,957		198,047
Economic Consulting
Goodwill [Line Items]
Beginning Balance		229,487		202,689
Goodwill acquired during the year				11,749
Contingent consideration		17,708	[1]	15,512	[1]
Foreign currency translation adjustment and other		523		(463)
Ending Balance	247,718	247,718		229,487
Technology
Goodwill [Line Items]
Beginning Balance		117,958		117,960
Foreign currency translation adjustment and other		77		(2)
Ending Balance	118,035	118,035		117,958
Strategic Communications
Goodwill [Line Items]
Beginning Balance		327,823		317,125
Contingent consideration				11,326	[1]
Goodwill impairment		(110,387)
Foreign currency translation adjustment and other		8,839		(628)
Ending Balance	$ 226,275	$ 226,275		$ 327,823

[1]	Contingent consideration related to business combinations consummated prior to January 1, 2009.